Filed pursuant to Rule 497(e)
Under the Securities Act of 1933.
File No. 33-04983
File No. 811-7649


					Polynous Growth Fund



Supplement dated June 28, 1999 to Prospectus dated November 27, 1998.



The following information supplements and replaces any contrary information contained in the section of the Fund's Prospectus entitled "How to Purchase Funds":


Effective June 28, 1999, please send any additional investments you wish to make by mail to:

			First Data Investor Services Group, Inc.
			211 South Gulph Road
			P.O. Box 61767
			King of Prussia, PA 19406

Effective June 28, 1999, investments made by bank wire should be sent using the following instructions:

			Boston Safe Deposit & Trust
			ABA#:  011001234
			Credit:  Polynous Growth Fund
			Acct#:  005800
			FBO:    (Insert Shareholder name and account 1999)


Please note that when making an initial purchase by wire, you must first telephone the transfer agent at (800) 452-4892 or (610) 239-4600 to receive an account number.



INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE







FIRST DATA INVESTOR SERVICES GROUP, INC.
3200 Horizon Drive
King of Prussia, PA 19406-0903

June 23, 1999

SECURITIES AND EXCHANGE COMMISSION
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC 50549

Re:	Polynous Trust (the "Registrant")
	File No.  33-04983
	File No.  811-7649

To the Staff of the Commission:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the Supplement dated June 28, 1999 to the Prospectus dated November 27, 1998.

The purpose of this filing is to make certain revisions regarding the address of the transfer agent and the wiring instructions in the current Prospectus.

Should you have any questions, comments or require further information, I can be reached directly at 610-239-4727.

Thank you for your courtesy and cooperation.

Sincerely,


Thomas N. Calabria
Compliance Administrator

cc:	Kevin Wenck (President, Polynous Capital Management)
	Mitchell Nichter, Esq. (Paul, Hastings, Janofsky & Walker, LLP)